Consolidated Balance Sheet - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash	$ 133,829	$ 745,991	$ 79
Accounts receivable	128,598	4,284
Prepaid expenses	1,750	2,931	17,201
Inventory	10,716,644	10,594,936	11,323,226
Mortgage notes receivable	511,284
Escrow deposits – real estate	211,498
Total current assets	11,759,008	11,348,142	11,340,506
Non-current assets
Fixed assets, net	5,250,851	853,940	49,028
Escrow Deposit - Real Estate	250,000	5,000
Security deposit		14,500	14,500
Operating lease right-of-use asset	207,911	261,564	328,976
Other non-current assets	14,500	19,500
Total non-current assets	5,473,262	1,135,004	392,504
Total Assets	17,232,270	12,483,146	11,733,010
Current liabilities:
Accounts payable	296,024	98,200	44,859
Current portion of lease liability	90,190	89,003
Total current liabilities	11,241,050	4,615,976
Operating lease liabilities	127,010	182,649	251,214
Total non-current liabilities	127,010	182,649	251,214
Total liabilities	11,368,060	4,798,625
Stockholders’ equity:
Preferred stock - 25,000,000 shares authorized $0.01 par value none issued and outstanding at March 31, 2025 and June 30, 2024, respectively
Common stock – 1,000,000,000 shares authorized $0.01 par value; issued and outstanding common shares at March 31, 2025 and June 30, 2024 were 384,673,281 and 383,958,598, respectively	3,846,733	3,839,586	2,522,271
Common stock subscribed – $0.01 par value subscribed common shares at March 31, 2025 and June 30, 2024 were 943,000 and 943,000, respectively	9,430	9,430	9,430
Additional paid-in capital	17,639,289	17,384,873
Accumulated deficit	(14,688,242)	(12,606,368)
Subscription receivable	(943,000)	(943,000)	(943,000)
Total stockholders’ equity	5,864,210	7,684,521	5,883,754
Total Liabilities and Stockholders’ Equity	17,232,270	12,483,146	11,733,010
Previously Reported [Member]
Current liabilities:
Notes payable		36,565
Total current liabilities		3,552,541	5,598,042
Total liabilities		3,735,190	5,849,256
Stockholders’ equity:
Additional paid-in capital		18,484,873	9,844,510
Accumulated deficit		(12,642,933)	(5,549,457)
Total stockholders’ equity		8,747,956	5,883,754
Total Liabilities and Stockholders’ Equity		12,483,146
Related Party [Member]
Current assets
Due from related parties	55,405
Current liabilities:
Due to related parties	1,556,138	653,417	2,834,323
Notes payable	3,181,365	1,100,000
Line of credit payable – related party	2,987,785
Nonrelated Party [Member]
Current liabilities:
Due to related parties	533,170	75,356	118,860
Notes payable	$ 2,596,378	$ 2,600,000	$ 2,600,000